4. ACQUISITION OF 42WEST (Details 3) - USD ($)	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017
Acquisition Of 42west Details 3Abstract
Goodwill originally reported at March 31, 2017			$ 13,996,337
Contingent Consideration			86,000
Put Right			(200,000)
Sellers' tax liabilities assumed	$ 786,000	$ 159,000	159,000
Working capital adjustment	$ 610,032	$ 610,031	610,031
Indemnification asset			(300,000)
Total			355,031
Adjusted goodwill			$ 14,351,368